Loans receivable	12 Months Ended
Mar. 31, 2023
Loans receivable [Abstract]
Loans receivable

4. Loans receivable

As of March 31, 2023 and 2022, fixed assets consisted of the following:

	As of March 31,
	2023	2022

Loans receivable (i)	$5,000,000	$-
Receivable due customers holding US stocks (ii)	3,855,220
	$8,855,220	$-

(i)	In October 2022, the Company and a third party entity entered into a loan agreement, pursuant to which the Company made a loan of $5,000,000 to the borrower at the interest rate of 0.67% per month. The borrower repaid the outstanding principal and interest in June 2023.

For the year ended March 31, 2023, the Company recorded interest income of $167,500 from the loan.

(ii)	The balance due from customers holding US stocks represented the purchase price of stock exceeding the deposits paid by customers which traded these US stocks through the Company’s platform. The US stocks were under custodian of the Company, and the customers shall fully paid the balance to the Company before they sold these stocks.